UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2017

Item 1. Reports to Stockholders.

Annual Report
December 31, 2017

Diamond Hill Valuation-Weighted 500 ETF
Ticker: DHVW

Diamond Hill Valuation-Weighted 500 ETF

Diamond Hill Valuation-Weighted 500 ETF (“DHVW”)

Letter to Shareholders

Dear Shareholders:

We appreciate your interest in the Diamond Hill Valuation-Weighted 500 ETF (NYSE: DHVW) (the “Fund”).

DHVW seeks to track the total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 index (the “Index”), a rules-based, proprietary intrinsic value capitalization-weighted index. The Index seeks to generate excess return relative to a comparable U.S. equity market capitalization-weighted strategy over long-term periods (five years or longer). The strategy’s long-term time horizon is key.  We believe our success should be measured over years, not quarters.

We strongly believe that a company’s intrinsic value is independent of its current price. Our methodology builds on the assumption that markets can behave at times in irrational ways and that, as a result, the price of a company’s stock can de-couple from the intrinsic value of the business. The investment opportunity lies in the ability to identify those times when the current market price does not reflect a company’s intrinsic value. Correctly anticipating cash flows and applying the appropriate discount rate to determine intrinsic value is critical. If successful, the benefit is a forward-looking estimate of value, resulting in a process that tends to underweight those stocks that are overvalued and overweight those that are undervalued – the exact opposite approach taken by many market capitalization-weighted indexes. This forward-looking element is an important distinction to the current price snapshot used by market capitalization-weighted indexes. As a result, we believe DHVW gives advisers and investors a better way to establish broad exposure to the U.S. large cap equity markets.

2017 Market Overview

Following a volatile 2016, U.S. equity markets remained on a steady upward trend throughout 2017 with all major indices finishing the year at all-time highs. A major theme in 2017 was the performance of growth over value, a gap which continued to widen as the year went on. Investors placed a premium on growth which propelled the Russell 1000 Growth Index to a more than 16% lead over the Russell 1000 Value Index. Sector performance further explains this gap: the Russell 1000 Growth has more than 50% of its weight in technology and health care stocks which both outperformed in 2017, while the Russell 1000 Value is heavily weighted in underperforming sectors (energy, telecommunication, and consumer staples).

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Letter to Shareholders
(Continued)

For the full year, information technology was the top-performing sector (+38.45%), significantly outperforming the Russell 1000 (+21.69%). The consumer discretionary, materials, health care, financials, and industrials sectors all delivered returns above 20%.

To learn more about Diamond Hill and the Diamond Hill Valuation-Weighted 500 ETF methodology, please visit our website at www.diamond-hill.com. We thank you for the confidence you have placed in us.

Sincerely,

Ric Dillon, CFA
Portfolio Manager
Diamond Hill Capital Management, Inc.

The views expressed are those of the author as of January 2018, are subject to change, and may differ from the views of other research analysts, portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Investing involves risk. Principal loss is possible. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund has the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value.

Cash flow is the net amount of cash and cash-equivalents moving into and out of a business.

The Diamond Hill Valuation-Weighted 500 Index (the “Index”) is an index of Diamond Hill Capital Management, Inc. and is calculated and distributed by Solactive AG. The Index applies a version of the Diamond Hill Investment Model to estimate the intrinsic value of each company.

The Russell 1000 Growth Index is created by selecting the 1000 largest U.S. common stocks within the Russell 3000 Growth Index. The index is used to provide a gauge of the performance of growth stocks in the U.S. Companies within the Russell 3000 Index that exhibit higher price-to-book and forecasted earnings are used to form the Russell 3000 Growth Index.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Letter to Shareholders
(Continued)

The Russell 1000 Value Index is created by selecting the 1000 largest U.S. common stocks within the Russell 3000 Value Index. The index is used to provide a gauge of the performance of value stocks in the U.S.  Companies within the Russell 3000 Index that exhibit lower price-to-book ratios and lower expected growth rates are used to form the Russell 3000 Value Index.

The Russell 1000 Index is an unmanaged market capitalization-weighted index comprised of the largest 1,000 companies by market capitalization in the Russell 3000 Index.

These indexes do not incur fees and expenses (which would lower the return) and are not available for direct investment.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and are available at diamond-hill.com or by calling 800.617.0004. Read them carefully before investing.

Diamond Hill Capital Management, Inc., a registered investment adviser, serves as investment adviser to the Diamond Hill Valuation-Weighted 500 ETF and is paid a fee for its services. The Diamond Hill Valuation-Weighted 500 ETF is distributed by Quasar Distributors, LLC.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Management’s Discussion of Fund Performance (Unaudited)

The Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 Index (the “Index”), which is an index composed of large-capitalization U.S. equities. The Fund fully replicates the Index and generally holds all of the securities in the Index in proportion to their weightings in the Index. The Fund’s total return for the twelve months ended December 31, 2017 was 23.88%, net of fees, while the total return of the S&P 500 Index was 21.83%.

As of December 31, 2017 the Index held approximately 500 U.S. equities in weights based upon an estimate of each company’s intrinsic value. The strategy calculates an estimate of intrinsic value for each of the approximately 700 U.S. equities in the Diamond Hill Valuation-Weighted universe, and then constructs a portfolio from the 500 largest companies based upon each company’s estimated intrinsic value capitalization. The weight of each holding in the portfolio is proportionate to the intrinsic value of that company relative to the cumulative intrinsic value of the 500 securities in the portfolio.

The Fund’s monthly tracking error was 5 basis points from December 31, 2016 through December 31, 2017.

Performance

The energy, consumer discretionary, and information technology sectors were the leading positive contributors for the 12 months ended December 31, 2017, with the energy sector the top contributor to Fund return. Industrials, telecommunication services, and consumer staples were the sectors that detracted from return for the 12-month period ending December 31, 2017.

Individually, the top positive contributors to return were Apple, Inc., Facebook, Inc., Amazon.com, Inc., Alphabet, Inc., and Microsoft Corp. The largest individual detractors from Fund performance were Walgreens Boots Alliance, Inc., Exxon Mobile Corp., AT&T, Inc., Sprint Corp., and General Electric Co.

Basis point (bps) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments.

Tracking Error – As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Past performance is not a guarantee of future results.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Performance Summary

Growth of $10,000
(Unaudited)

Average Returns
Year Ending December 31, 2017

				Since	Since	Since
	1	3	5	Inception	Inception	Inception
Total Returns	Year	Year*	Year*	(12/29/11)[1]	(5/11/15)[2]	(6/28/13)[3]
Diamond Hill Valuation-
Weighted 500 ETF—NAV[1]	23.88%	11.83%	16.05%	16.25%	12.25%	14.85%
Diamond Hill Valuation-
Weighted 500 ETF—
Market[2]	24.46%	N/A	N/A	N/A	12.39%	N/A
Diamond Hill Valuation-
Weighted 500 Index[3]	24.03%	11.82%	N/A	N/A	12.37%	14.61%
S&P 500 Index	21.83%	11.41%	15.79%	15.82%	11.81%	14.32%

This chart assumes an initial gross investment of $10,000 made on December 29, 2011. Since the Diamond Hill Valuation-Weighted 500 ETF (“the Fund”) did not commence operations until May 11, 2015, net asset value (“NAV”) based returns prior to that date are those of the Diamond Hill Valuation-Weighted 500, L.P. (the “Predecessor Partnership”). The Fund

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Performance Summary
(Continued)

assumed the net asset value and performance history of the Predecessor Partnership (See Note 1 to the Financial Statements). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects fee waivers in effect (See Note 3 to the Financial Statements). In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions.

*	Return shown is annualized
[1]	Inception date of the Predecessor Partnership was 12/29/2011
[2]	Inception date of the Diamond Hill Valuation-Weighted 500 ETF was 5/11/2015
[3]	Inception date of Diamond Hill Valuation-Weighted 500 Index was 6/28/2013

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Portfolio Allocation
As of December 31, 2017 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	23.9%
Financials	17.8
Consumer Discretionary	14.2
Health Care	12.3
Industrials	9.9
Consumer Staples	7.1
Energy	5.1
Materials	3.2
Telecommunication Services	2.4
Utilities	2.3
Real Estate	1.6
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 14.2%
353	Amazon.com, Inc. (a)	$412,823
178	Aramark	7,608
24	AutoZone, Inc. (a)	17,073
238	Best Buy Company, Inc.	16,296
179	BorgWarner, Inc.	9,145
67	Burlington Stores, Inc. (a)	8,243
112	CarMax, Inc. (a)	7,183
682	Carnival Corporation	45,264
397	CBS Corporation	23,423
345	Charter Communications, Inc. (a)	115,906
24	Chipotle Mexican Grill, Inc. (a)	6,937
3,633	Comcast Corporation	145,502
338	D.R. Horton, Inc.	17,262
88	Darden Restaurants, Inc.	8,450
362	Delphi Technologies plc (a)	18,977
580	Discovery Communications, Inc. (a)	12,980
235	DISH Network Corporation (a)	11,221
185	Dollar General Corporation	17,207
211	Dollar Tree, Inc. (a)	22,642
41	Domino’s Pizza, Inc.	7,747
145	Expedia, Inc.	17,367
3,166	Ford Motor Company	39,543
282	Gap, Inc.	9,605
122	Garmin, Ltd.	7,267
2,034	General Motors Company	83,374
102	Genuine Parts Company	9,691
347	H&R Block, Inc.	9,098
459	Hanesbrands, Inc.	9,598
103	Hasbro, Inc.	9,362
145	Hilton Worldwide Holdings, Inc.	11,580
917	Home Depot, Inc.	173,799
376	Interpublic Group of Companies, Inc.	7,580
154	Kohl’s Corporation	8,351
166	L Brands, Inc.	9,996
432	Las Vegas Sands Corporation	30,020

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
54	Lear Corporation	$9,540
214	Lennar Corporation	13,533
306	Liberty Interactive Corporation, QVC Group (a)	7,472
251	Lions Gate Entertainment Corporation (a)	8,486
237	LKQ Corporation (a)	9,639
760	Lowe’s Companies, Inc.	70,634
251	Marriott International, Inc.	34,068
558	McDonald’s Corporation	96,043
401	MGM Resorts International	13,389
54	Mohawk Industries, Inc. (a)	14,899
434	Netflix, Inc. (a)	83,311
615	Newell Rubbermaid, Inc.	19,003
1,080	Nike, Inc.	67,554
346	Norwegian Cruise Line Holdings, Ltd. (a)	18,424
4	NVR, Inc. (a)	14,033
181	Omnicom Group, Inc.	13,182
76	O’Reilly Automotive, Inc. (a)	18,281
43	Priceline Group, Inc. (a)	74,723
334	PulteGroup, Inc.	11,105
55	PVH Corporation	7,547
297	Ross Stores, Inc.	23,834
227	Royal Caribbean Cruises, Ltd.	27,077
3,371	Sirius XM Holdings, Inc.	18,069
909	Starbucks Corporation	52,204
224	Tapestry, Inc.	9,907
379	Target Corporation	24,730
50	Thor Industries, Inc.	7,536
79	Tiffany & Company	8,212
588	Time Warner, Inc.	53,784
495	TJX Companies, Inc.	37,848
159	Toll Brothers, Inc.	7,635
1,209	Twenty-First Century Fox, Inc.	41,747
51	Ulta Beauty, Inc. (a)	11,407
260	V.F. Corporation	19,240
384	Viacom, Inc.	11,831

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
1,793	Wal-Mart Stores, Inc.	$177,059
1,097	Walt Disney Company	117,938
67	Whirlpool Corporation	11,299
87	Wyndham Worldwide Corporation	10,081
119	Wynn Resorts, Ltd.	20,062
319	Yum! Brands, Inc.	26,034
		2,690,520

	Consumer Staples – 7.1%
1,250	Altria Group, Inc.	89,262
413	Archer-Daniels-Midland Company	16,553
201	Brown-Forman Corporation	13,803
137	Bunge, Ltd.	9,190
194	Campbell Soup Company	9,333
157	Church & Dwight Company, Inc.	7,877
78	Clorox Company	11,602
2,192	Coca-Cola Company	100,569
519	Colgate-Palmolive Company	39,159
253	Conagra Brands, Inc.	9,530
167	Constellation Brands, Inc.	38,171
283	Costco Wholesale Corporation	52,672
427	Coty, Inc.	8,493
936	CVS Health Corporation	67,860
142	Dr Pepper Snapple Group, Inc.	13,783
227	Estee Lauder Companies, Inc.	28,883
414	General Mills, Inc.	24,546
134	Hershey Company	15,210
358	Hormel Foods Corporation	13,028
54	Ingredion, Inc.	7,549
96	J.M. Smucker Company	11,927
256	Kellogg Company	17,403
333	Kimberly-Clark Corporation	40,180
1,234	Kraft Heinz Company	95,956
641	Kroger Company	17,595
94	McCormick & Company, Inc.	9,580

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Staples (Continued)
261	Molson Coors Brewing Company	$21,420
934	Mondelez International, Inc.	39,975
453	Monster Beverage Corporation (a)	28,670
906	PepsiCo, Inc.	108,648
1,018	Philip Morris International, Inc.	107,552
1,540	Procter & Gamble Company	141,495
430	Sysco Corporation	26,114
342	Tyson Foods, Inc.	27,726
246	US Foods Holding Corporation (a)	7,855
915	Walgreens Boots Alliance, Inc.	66,447
		1,345,616

	Energy – 5.1%
120	Andeavor	13,721
315	Baker Hughes, a GE Company	9,966
478	Cabot Oil & Gas Corporation	13,671
247	Cheniere Energy, Inc. (a)	13,298
1,525	Chevron Corporation	190,915
119	Cimarex Energy Company	14,519
95	Concho Resources, Inc. (a)	14,271
548	ConocoPhillips	30,080
285	Continental Resources, Inc. (a)	15,096
349	Devon Energy Corporation	14,449
107	Diamondback Energy, Inc. (a)	13,509
228	EOG Resources, Inc.	24,603
135	EQT Corporation	7,684
3,029	Exxon Mobil Corporation	253,345
1,055	Halliburton Company	51,558
1,282	Kinder Morgan, Inc.	23,166
411	Marathon Petroleum Corporation	27,118
291	National Oilwell Varco, Inc.	10,482
258	Newfield Exploration Company (a)	8,135
439	Occidental Petroleum Corporation	32,337
287	ONEOK, Inc.	15,340
291	Parsley Energy, Inc. (a)	8,567

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Energy (Continued)
267	Phillips 66	$27,007
99	Pioneer Natural Resources Company	17,112
1,060	Schlumberger, Ltd.	71,433
1,267	Ultra Petroleum Corporation (a)	11,479
289	Valero Energy Corporation	26,562
332	Williams Companies, Inc.	10,123
		969,546

	Financials – 17.8%
66	Affiliated Managers Group, Inc.	13,547
301	AFLAC, Inc.	26,422
468	AGNC Investment Corporation	9,449
372	Allstate Corporation	38,952
530	Ally Financial, Inc.	15,455
848	American Express Company	84,215
91	American Financial Group, Inc.	9,877
960	American International Group, Inc.	57,197
135	Ameriprise Financial, Inc.	22,878
1,277	Annaly Capital Management, Inc.	15,184
232	Aon plc	31,088
124	Arch Capital Group, Ltd. (a)	11,255
145	Arthur J Gallagher & Company	9,176
227	Athene Holding, Ltd. (a)	11,738
7,704	Bank of America Corporation	227,422
1,112	Bank of New York Mellon Corporation	59,892
726	BB&T Corporation	36,097
1,935	Berkshire Hathaway, Inc. (a)	383,556
907	BGC Partners, Inc.	13,705
140	BlackRock, Inc.	71,919
397	Capital One Financial Corporation	39,533
1,037	Charles Schwab Corporation	53,271
418	Chubb, Ltd.	61,082
102	Cincinnati Financial Corporation	7,647
153	CIT Group, Inc.	7,532
2,465	Citigroup, Inc.	183,421

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
457	Citizens Financial Group, Inc.	$19,185
311	CME Group, Inc.	45,422
248	CNA Financial Corporation	13,156
373	CNO Financial Group, Inc.	9,209
178	Comerica, Inc.	15,452
109	Credicorp, Ltd.	22,610
368	Discover Financial Services	28,307
227	E*TRADE Financial Corporation (a)	11,252
130	East West Bancorp, Inc.	7,908
134	Eaton Vance Corporation	7,556
63	Erie Indemnity Company	7,676
504	Fifth Third Bancorp	15,291
23	First Citizens BancShares, Inc.	9,269
123	First Republic Bank	10,657
427	FNF Group	16,756
427	Franklin Resources, Inc.	18,502
363	Goldman Sachs Group, Inc.	92,478
345	Hartford Financial Services Group, Inc.	19,417
1,157	Huntington Bancshares, Inc.	16,846
511	Intercontinental Exchange, Inc.	36,056
455	Invesco, Ltd.	16,626
2,985	JPMorgan Chase & Company	319,216
1,050	KeyCorp	21,179
290	Lincoln National Corporation	22,292
303	Loews Corporation	15,159
111	M&T Bank Corporation	18,980
452	Marsh & McLennan Companies, Inc.	36,788
601	MetLife, Inc.	30,387
1,803	Morgan Stanley	94,603
74	MSCI, Inc.	9,364
145	Nasdaq, Inc.	11,140
194	Northern Trust Corporation	19,379
410	PNC Financial Services Group, Inc.	59,159
403	Principal Financial Group, Inc.	28,436
554	Progressive Corporation	31,201

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
390	Prudential Financial, Inc.	$44,842
170	Raymond James Financial, Inc.	15,181
1,001	Regions Financial Corporation	17,297
47	Reinsurance Group of America, Inc.	7,329
211	S&P Global, Inc.	35,743
133	SEI Investments Company	9,557
410	State Street Corporation	40,020
380	SunTrust Banks, Inc.	24,544
41	SVB Financial Group (a)	9,585
779	Synchrony Financial	30,077
258	T. Rowe Price Group, Inc.	27,072
541	TD Ameritrade Holding Corporation	27,661
127	Torchmark Corporation	11,520
228	Travelers Companies, Inc.	30,926
265	Unum Group	14,546
1,307	US Bancorp	70,029
166	Voya Financial, Inc.	8,212
3,812	Wells Fargo & Company	231,274
110	Willis Towers Watson plc	16,576
108	WR Berkley Corporation	7,738
259	XL Group, Ltd.	9,106
187	Zions Bancorporation	9,505
		3,356,764
	Health Care – 12.3%
1,055	Abbott Laboratories	60,209
1,605	AbbVie, Inc.	155,220
40	ABIOMED, Inc. (a)	7,496
260	Aetna, Inc.	46,901
197	Agilent Technologies, Inc.	13,193
197	Alexion Pharmaceuticals, Inc. (a)	23,559
64	Align Technology, Inc. (a)	14,220
316	Allergan plc	51,691
198	AmerisourceBergen Corporation	18,180
509	Amgen, Inc.	88,515

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Health Care (Continued)
185	Anthem, Inc.	$41,627
445	Baxter International, Inc.	28,765
213	Becton, Dickinson, and Company	45,671
151	Biogen, Inc. (a)	48,104
969	Boston Scientific Corporation (a)	24,022
1,274	Bristol-Myers Squibb Company	78,071
226	Cardinal Health, Inc.	13,847
897	Celgene Corporation (a)	93,611
132	Centene Corporation (a)	13,316
216	Cerner Corporation (a)	14,556
189	Cigna Corporation	38,384
42	Cooper Companies, Inc.	9,151
428	Danaher Corporation	39,727
119	DENTSPLY SIRONA, Inc.	7,834
145	Edwards Lifesciences Corporation (a)	16,343
727	Eli Lilly & Company	61,402
279	Exelixis, Inc. (a)	8,482
482	Express Scripts Holding Company (a)	35,977
769	Gilead Sciences, Inc.	55,091
358	HCA Healthcare, Inc. (a)	31,447
111	Humana, Inc.	27,536
59	IDEXX Laboratories, Inc. (a)	9,226
78	Illumina, Inc. (a)	17,042
60	Intuitive Surgical, Inc. (a)	21,896
112	IQVIA Holdings, Inc. (a)	10,965
1,909	Johnson & Johnson	266,726
73	Laboratory Corporation of America Holdings (a)	11,644
137	McKesson Corporation	21,365
845	Medtronic plc	68,234
1,579	Merck & Company, Inc.	88,850
15	Mettler-Toledo International, Inc. (a)	9,293
453	Mylan NV (a)	19,166
3,695	Pfizer, Inc.	133,833
98	Quest Diagnostics, Inc.	9,652
80	Regeneron Pharmaceuticals, Inc. (a)	30,077

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Health Care (Continued)
87	ResMed, Inc.	$7,368
86	STERIS plc	7,522
263	Stryker Corporation	40,723
37	Teleflex, Inc.	9,206
573	Tenet Healthcare Corporation (a)	8,687
334	Thermo Fisher Scientific, Inc.	63,420
798	UnitedHealth Group, Inc.	175,927
68	Universal Health Services, Inc.	7,708
48	Waters Corporation (a)	9,273
109	WellCare Health Plans, Inc. (a)	21,921
117	Zimmer Biomet Holdings, Inc.	14,118
371	Zoetis, Inc.	26,727
		2,322,717
	Industrials – 9.9%
383	3M Company	90,147
334	American Airlines Group, Inc.	17,378
159	AMETEK, Inc.	11,523
123	AO Smith Corporation	7,537
416	Arconic, Inc.	11,336
494	Boeing Company	145,686
529	Caterpillar, Inc.	83,360
86	CH Robinson Worldwide, Inc.	7,662
72	Cintas Corporation	11,220
216	Copart, Inc. (a)	9,329
741	CSX Corporation	40,762
122	Cummins, Inc.	21,550
264	Deere & Company	41,319
643	Delta Air Lines, Inc.	36,008
116	Dover Corporation	11,715
123	Eaton Corporation plc	9,718
380	Emerson Electric Company	26,482
81	Equifax, Inc.	9,552
212	Fastenal Company	11,594
267	FedEx Corporation	66,627

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
233	Fortive Corporation	$16,858
139	Fortune Brands Home & Security, Inc.	9,513
198	General Dynamics Corporation	40,283
9,964	General Electric Company	173,872
532	Honeywell International, Inc.	81,588
40	Huntington Ingalls Industries, Inc.	9,428
257	IHS Markit, Ltd. (a)	11,604
239	Illinois Tool Works, Inc.	39,877
217	Ingersoll-Rand plc	19,354
69	JB Hunt Transport Services, Inc.	7,934
711	Johnson Controls International plc	27,096
84	Kansas City Southern	8,838
48	L3 Technologies, Inc.	9,497
37	Lennox International, Inc.	7,706
219	Lockheed Martin Corporation	70,310
116	Macquarie Infrastructure Corporation	7,447
223	Masco Corporation	9,799
300	Nielsen Holdings plc	10,920
229	Norfolk Southern Corporation	33,182
112	Northrop Grumman Corporation	34,374
57	Orbital ATK, Inc.	7,495
107	Owens Corning	9,838
265	PACCAR, Inc.	18,836
99	Parker-Hannifin Corporation	19,758
162	Pentair plc	11,440
183	Raytheon Company	34,377
233	Republic Services, Inc.	15,753
79	Rockwell Automation, Inc.	15,512
113	Rockwell Collins, Inc.	15,325
66	Roper Technologies, Inc.	17,094
44	Snap-on, Inc.	7,669
449	Southwest Airlines Company	29,387
102	Stanley Black & Decker, Inc.	17,308
178	Textron, Inc.	10,073
62	TransDigm Group, Inc.	17,026

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.|DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
136	TransUnion (a)	$7,475
561	Union Pacific Corporation	75,230
208	United Continental Holdings, Inc. (a)	14,019
635	United Parcel Service, Inc.	75,660
92	United Rentals, Inc. (a)	15,816
550	United Technologies Corporation	70,163
79	Verisk Analytics, Inc. (a)	7,584
42	W.W. Grainger, Inc.	9,922
249	Waste Management, Inc.	21,489
146	XPO Logistics, Inc. (a)	13,372
139	Xylem, Inc.	9,480
		1,867,086

	Information Technology – 23.9%
420	Accenture plc	64,298
365	Activision Blizzard, Inc.	23,112
382	Adobe Systems, Inc. (a)	66,942
73	Alliance Data Systems Corporation	18,504
561	Alphabet, Inc. (a)	590,957
213	Amphenol Corporation	18,701
288	Analog Devices, Inc.	25,641
3,576	Apple, Inc.	605,166
1,329	Applied Materials, Inc.	67,938
71	Arista Networks, Inc. (a)	16,726
97	Arrow Electronics, Inc. (a)	7,800
279	Automatic Data Processing, Inc.	32,696
349	Broadcom, Ltd.	89,658
88	Broadridge Financial Solutions, Inc.	7,971
109	CDW Corporation of Delaware	7,574
108	Check Point Software Technologies, Ltd. (a)	11,191
2,956	Cisco Systems, Inc.	113,215
87	Citrix Systems, Inc. (a)	7,656
148	Cognex Corporation	9,052
502	Cognizant Technology Solutions Corporation	35,652
766	Corning, Inc.	24,504

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
26	CoStar Group, Inc. (a)	$7,721
437	DXC Technology Company	41,471
455	eBay, Inc. (a)	17,172
197	Electronic Arts, Inc. (a)	20,697
3,019	Facebook, Inc. (a)	532,733
337	Fidelity National Information Services, Inc.	31,708
1,042	First Data Corporation (a)	17,412
130	Fiserv, Inc. (a)	17,047
51	FleetCor Technologies, Inc. (a)	9,814
63	Gartner, Inc. (a)	7,758
134	Global Payments, Inc.	13,432
93	Harris Corporation	13,173
797	Hewlett Packard Enterprise Company	11,445
1,177	HP, Inc.	24,729
77	IAC/InterActiveCorp (a)	9,416
3,090	Intel Corporation	142,634
540	International Business Machines Corporation	82,847
135	Intuit, Inc.	21,300
46	IPG Photonics Corporation (a)	9,850
129	KLA-Tencor Corporation	13,554
213	Lam Research Corporation	39,207
431	Marvell Technology Group, Ltd.	9,254
795	MasterCard, Inc.	120,331
322	Match Group, Inc. (a)	10,082
219	Maxim Integrated Products, Inc.	11,449
216	Microchip Technology, Inc.	18,982
1,621	Micron Technology, Inc. (a)	66,655
5,029	Microsoft Corporation	430,181
185	Motorola Solutions, Inc.	16,713
297	NCR Corporation (a)	10,095
226	NetApp, Inc.	12,502
431	NVIDIA Corporation	83,398
488	ON Semiconductor Corporation (a)	10,219
2,716	Oracle Corporation	128,412
220	Paychex, Inc.	14,978

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
842	Paypal Holdings, Inc. (a)	$61,988
794	QUALCOMM, Inc.	50,832
121	Red Hat, Inc. (a)	14,532
477	salesforce.com, Inc. (a)	48,764
234	Seagate Technology plc	9,791
178	Skyworks Solutions, Inc.	16,901
187	SS&C Technologies Holdings, Inc.	7,570
340	Symantec Corporation	9,540
71	Take-Two Interactive Software, Inc. (a)	7,794
243	TE Connectivity, Ltd.	23,095
188	Teradyne, Inc.	7,872
672	Texas Instruments, Inc.	70,184
126	Total System Services, Inc.	9,965
44	Universal Display Corporation	7,597
102	Vantiv, Inc. (a)	7,502
68	VeriSign, Inc. (a)	7,782
1,684	Visa, Inc.	192,010
240	VMware, Inc. (a)	30,077
351	Western Digital Corporation	27,915
391	Western Union Company	7,433
165	Xilinx, Inc.	11,124
		4,503,593

	Materials – 3.2%
142	Air Products & Chemicals, Inc.	23,299
87	Albemarle Corporation	11,126
252	Alcoa Corporation (a)	13,575
67	Avery Dennison Corporation	7,696
288	Ball Corporation	10,901
155	Berry Global Group, Inc. (a)	9,094
143	Celanese Corporation	15,312
398	Chemours Company	19,924
993	DowDuPont, Inc.	70,722
144	Eastman Chemical Company	13,340
239	Ecolab, Inc.	32,069

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Materials (Continued)
128	FMC Corporation	$12,117
2,017	Freeport-McMoRan, Inc. (a)	38,242
49	International Flavors & Fragrances, Inc.	7,478
401	International Paper Company	23,234
302	LyondellBasell Industries NV	33,317
53	Martin Marietta Materials, Inc.	11,715
259	Monsanto Company	30,246
215	Newmont Mining Corporation	8,067
295	Nucor Corporation	18,756
80	Packaging Corporation of America	9,644
795	Platform Specialty Products Corporation (a)	7,886
197	PPG Industries, Inc.	23,014
188	Praxair, Inc.	29,080
84	Sherwin-Williams Company	34,443
801	Southern Copper Corporation	38,008
186	Steel Dynamics, Inc.	8,022
410	Summit Materials, Inc. (a)	12,890
106	Vulcan Materials Company	13,607
95	Westlake Chemical Corporation	10,120
207	WestRock Company	13,085
		610,029
	Real Estate – 1.6%
358	American Tower Corporation (b)	51,065
65	AvalonBay Communities, Inc. (b)	11,597
261	CBRE Group, Inc. (a)	11,304
174	Crown Castle International Corporation (b)	19,316
83	Digital Realty Trust, Inc. (b)	9,454
142	EPR Properties (b)	9,295
67	Equinix, Inc. (b)	30,366
174	Equity Residential (b)	11,096
31	Essex Property Trust, Inc. (b)	7,482
89	Extra Space Storage, Inc. (b)	7,783
406	GGP, Inc. (b)	9,496
284	Iron Mountain, Inc. (b)	10,715

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate (Continued)
90	Public Storage (b)	$18,810
137	Realty Income Corporation (b)	7,812
82	SBA Communications Corporation (a),(b)	13,395
177	Simon Property Group, Inc. (b)	30,398
99	Vornado Realty Trust (b)	7,740
234	Welltower, Inc. (b)	14,922
429	Weyerhaeuser Company (b)	15,127
		297,173

	Telecommunication Services – 2.4%
4,953	AT&T, Inc.	192,573
4,485	Sprint Corporation (a)	26,417
974	T-Mobile US, Inc. (a)	61,859
3,163	Verizon Communications, Inc.	167,417
		448,266

	Utilities – 2.3%
1,062	AES Corporation	11,502
170	Alliant Energy Corporation	7,244
152	Ameren Corporation	8,967
396	American Electric Power Company, Inc.	29,134
125	American Water Works Company, Inc.	11,436
264	CenterPoint Energy, Inc.	7,487
214	Consolidated Edison, Inc.	18,179
431	Dominion Energy, Inc.	34,937
99	DTE Energy Company	10,837
475	Duke Energy Corporation	39,952
264	Edison International	16,695
113	Entergy Corporation	9,197
234	Eversource Energy	14,784
698	Exelon Corporation	27,508
290	FirstEnergy Corporation	8,880
323	NextEra Energy, Inc.	50,449
606	PG&E Corporation	27,167
84	Pinnacle West Capital Corporation	7,155
441	PPL Corporation	13,649

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Utilities (Continued)
257	Public Service Enterprise Group, Inc.	$13,236
894	Southern Company	42,992
372	Xcel Energy, Inc.	17,897
		429,284
	TOTAL COMMON STOCKS
	(Cost $14,851,388)	18,840,594

	SHORT-TERM INVESTMENTS – 0.1%
24,122	Morgan Stanley Institutional
	Liquidity Funds – Government Portfolio,
	Institutional Class, 1.20%*	24,122
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $24,122)	24,122
	TOTAL INVESTMENTS – 99.9%
	(Cost $14,875,510)	18,864,716
	Other Assets in Excess of Liabilities – 0.1%	20,443
	NET ASSETS – 100.0%	$18,885,159

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	Real Estate Investment Trust (REIT)
*	Rate shown is the annualized seven-day yield as of December 31, 2017.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard and Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Assets & Liabilities
December 31, 2017

ASSETS
Investments in securities, at value
(Cost $14,875,510)	$18,864,716
Receivable for securities sold	300,608
Dividends and interest receivable	17,842
Cash	11,029
Total assets	19,194,195

LIABILITIES
Distribution payable	304,347
Management fees payable	4,689
Total liabilities	309,036

NET ASSETS	$18,885,159

Net Assets Consist of:
Paid-in capital	$14,977,309
Undistributed (accumulated) net investment income (loss)	8,918
Accumulated net realized gain (loss) on investments	(90,274)
Net unrealized appreciation (depreciation) on investments	3,989,206
Net assets	$18,885,159

Net Asset Value:
Net Assets	$18,885,159
Shares outstanding^	600,000
Net asset value, offering and redemption price per share	$31.48

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Operations
For the Year Ended December 31, 2017

INCOME
Dividends
(net of foreign taxes withheld of $174)	$344,238
Interest	224
Total investment income	344,462

EXPENSES
Management fees	83,529
Total expenses	83,529
Less: fees waived	(64,967)
Net expenses	18,562
Net investment income	325,900

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,014,763
Change in unrealized appreciation
(depreciation) on investments	2,624,117
Net realized and unrealized
gain (loss) on investments	3,638,880
Net increase (decrease) in net assets
resulting from operations	$3,964,780

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
OPERATIONS
Net investment income (loss)	$325,900	$328,603
Net realized gain (loss) on investments	1,014,763	144,825
Change in unrealized appreciation
(depreciation) of investments	2,624,117	1,633,475
Net increase (decrease) in net assets
resulting from operations	3,964,780	2,106,903

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(304,347)	(331,371)
Total distributions to shareholders	(304,347)	(331,371)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,331,285	2,254,210
Payments for shares redeemed	(2,886,590)	(2,498,410)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	(1,555,305)	(244,200)
Net increase (decrease) in net assets	$2,105,128	$1,531,332

NET ASSETS
Beginning of year	$16,780,031	$15,248,699
End of year	$18,885,159	$16,780,031
Undistributed (accumulated)
net investment income (loss)	$8,918	$(236)

(a)	A summary of capital shares transactions is as follows:

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
	Shares	Shares
Subscriptions	50,000	100,000
Redemptions	(100,000)	(100,000)
Net increase (decrease)	(50,000)	—

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended	Year Ended	Period Ended
	December 31, 2017	December 31, 2016	December 31, 2015(1)
Net asset value,
beginning of year/period	$25.82	$23.46	$24.27

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment
income (loss)(2)	0.50	0.47	0.29
Net realized and unrealized
gain (loss) on investments	5.67	2.38	(0.88)
Total from
investment operations	6.17	2.85	(0.59)

DISTRIBUTIONS
TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.51)	(0.49)	(0.22)
Total distributions	(0.51)	(0.49)	(0.22)

Net asset value,
end of year/period	$31.48	$25.82	$23.46

Total return	23.88%	12.22%	(2.40	)%(3)

SUPPLEMENTAL DATA:
Net assets at end
of year/period (000’s)	$18,885	$16,780	$15,249

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.45%	0.45%	0.45	%(4)
Expenses after fees waived	0.10%	0.10%	0.10	%(4)
Net investment income (loss)
before fees waived	1.41%	1.63%	1.53	%(4)
Net Investment income (loss)
after fees waived	1.76%	1.98%	1.88	%(4)
Portfolio turnover rate(5)	32%	32%	23	%(3)

(1)	Commencement of operations on May 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2017

NOTE 1 – ORGANIZATION

Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the price and total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 Index (the “Index”). The Fund commenced operations on May 11, 2015. Prior to May 11, 2015, the Fund operated as the Diamond Hill Valuation-Weighted 500, L.P. (the “Partnership” or the “Predecessor Fund”), a private fund that has used the same Index methodology as the Fund since the Partnership’s inception on December 29, 2011. On May 12, 2015, the general partner of the Partnership dissolved the Partnership and the Partnership declared liquidating cash distributions payable to the general and limited partners. The general and limited partners used the cash proceeds of the liquidating cash distributions to purchase shares of the Fund on the same day.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2017 (Continued)

exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2017 (Continued)

type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$18,840,594	$—	$—	$18,840,594
Short-Term
Investments	24,122	—	—	24,122
Total Investments
in Securities	$18,864,716	$—	$—	$18,864,716

^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the year ended December 31, 2017 the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2017 (Continued)

capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) and publicly traded partnerships are generally comprised of ordinary income and return of capital from the partnerships. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each partnership and other industry sources. These estimates may subsequently be revised based on actual allocations received from partnerships after their tax reporting periods are concluded, as the actual character of these distributions are not known until after the fiscal year end of the Fund.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gain on Fund securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2017 (Continued)

and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires the certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to capital gains from in-kind redemptions, partnerships, and REITs. For the year ended December 31, 2017, the following table shows the reclassifications made:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-In
Income/(Loss)	Gain/(Loss)	Capital
$(12,399)	$(671,473)	$683,872

During the year ended December 31, 2017, the Fund realized $691,331 in net capital gains on a tax basis resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because capital gains and losses resulting from in-kind redemptions are not taxable events to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

I.	Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2017 (Continued)

recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to December 31, 2017, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Diamond Hill Capital Management, Inc. (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.45% at an annual rate based on the Fund’s average daily net assets. The Fund’s Adviser has agreed to waive 0.35% of its Adviser fees for the Fund until at least April 30, 2020. This agreement may be terminated only by, or with the consent of, the Board.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and  fund accountants. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2017 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2017, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $5,993,603 and $5,967,162 respectively.

During the year ended December 31, 2017, there were no purchases or sales of U.S. Government securities.

During the year ended December 31, 2017, in-kind transactions associated with creations were $1,330,140 and $2,836,237 with redemptions.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at December 31, 2017 were as follows:

Tax cost of investments	$14,929,298
Gross tax unrealized appreciation	4,315,591
Gross tax unrealized depreciation	(380,173)
Total unrealized appreciation/(depreciation)	3,935,418
Undistributed ordinary income	5,948
Undistributed long-term capital gains	—
Total distributable earnings	5,948
Other accumulated gain/(loss)	(33,516)
Total accumulated gain/(loss)	$3,907,850

The difference between book and tax-basis cost is attributable to wash sales and return of capital distributions from underlying investments.

As of December 31, 2017, the Fund deferred, on a tax basis, no post-October capital or late-year ordinary losses.

As of December 31, 2017, the Fund had no short-term capital loss carryforward and a long-term capital loss carryforward of $32,636.  This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the years ended December 31, 2017 and December 31, 2016 was as follows:

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
Ordinary Income	$304,347	$331,371

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2017 (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Unit. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2017, shareholders affiliated with the Adviser and its affiliates own 383,050 shares, which represents 63.84% of the total shares outstanding.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Diamond Hill Valuation-Weighted 500 ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Diamond Hill Valuation-Weighted 500 ETF (the “Fund”), a series of ETF Series Solutions, as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 15, 2018

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Independent Trustees

Leonard M. Rush,	Lead	Indefinite	Retired; formerly Chief	28	Independent
CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (35
	Audit		(2000–2011).		portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

David A. Massart	Trustee	Indefinite	Co-Founder, President,	28	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (35
portfolios).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	28	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013).
since
2013

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years

Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund
Born: 1979	and	term;	Services, LLC (since 2008); Manager,
	Assistant	President	PricewaterhouseCoopers LLP
	Treasurer	and	(accounting firm) (2002–2008).
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky,	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Esq.	President	term;	Thompson Hine LLP (law firm) (2008–2012).
Born: 1981	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015);
Born: 1982	Compli-	term;	Vice President, USBFS (2014–2015); Assistant
	ance	since 2015	Vice President, USBFS (2011–2014).
Officer

Kristen M. Weitzel,	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant
CPA		term;	Vice President, USBFS (2011–2015); Manager,
Born: 1977		since 2014	PricewaterhouseCoopers LLP (accounting
		(other roles	firm) (2005–2011).
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar
		since 2015	Distributors, LLC (2011–2013).

Brett M. Wickmann	Assistant	Indefinite	Vice President, USBFS (since 2017); Assistant
Born: 1982	Treasurer	term;	Vice President, USBFS (2012–2017); USBFS
		since 2017	(2005–2012).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, USBFS (since 2008).
Born: 1983	Treasurer	term;
since 2017

The Statement of Additional Information includes additional information about the Trustees as is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.diamond-hill.com.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Expense Example
For the Six-Months Ended December 31, 2017 (Unaudited)

As a shareholder of Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	July 1, 2017	December 31, 2017	the Period(1)
Actual	$1,000.00	$1,123.30	$0.54
Hypothetical (5% annual	$1,000.00	$1,024.70	$0.51
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.10%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended December 31, 2017, certain dividends paid by the Fund may be subject to the maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2017 was 100%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.diamond-hill.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.diamond-hill.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.diamond-hill.com.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

 (This Page Intentionally Left Blank.)

Adviser
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Index Provider
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Diamond Hill Valuation-Weighted 500 ETF
Symbol – DHVW
CUSIP – 26922A875

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2017	FYE 12/31/2016
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2017	FYE 12/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2017	FYE 12/31/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title       /s/Paul Fearday
Paul Fearday, President (principal executive officer)

Date    February 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul Fearday
Paul Fearday, President (principal executive officer)

Date    February 21, 2018

By (Signature and Title)*    /s/Kristen Weitzel
Kristen Weitzel, Treasurer (principal financial officer)

Date    February 21, 2018

* Print the name and title of each signing officer under his or her signature.